Aetna                                             151 Farmington Avenue
Retirement Services                               Hartford, CT 06156


                                                  Linda M. Hernandez
                                                  Prospectus Development Unit
                                                  ARS Operations, TS41
                                                  (860) 273-0912
                                                  Fax (860) 273-3004


May 1, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

RE: Aetna Life Insurance and Annuity Company and its Variable Account C-- File Nos. 333-01107, 811-2513
       Prospectus Titled:  Retirement Plus and Voluntary Tax-Deferred
                           Annuity Plans

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 14, 1997. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

Sincerely,


/s/ Linda M. Hernandez
----------------------
Linda M. Hernandez